Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 1.3	$ 2.6
Additions	3.0
Unrealized (loss)/gain		(1.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	$ 4.3	$ 1.3